Equity-accounted Investments - Additional Information (Detail) $ in Thousands		4 Months Ended	12 Months Ended
	May 08, 2019 USD ($)	May 08, 2019 USD ($)	Dec. 31, 2021 USD ($) lessor vessel	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Schedule of Equity Method Investments [Line Items]
Investments in subsidiaries			$ 12,954	$ 28,562
Equity income			(14,107)	5,100	$ (73,342)
Carrying amount of long-term debt			680,085	605,147
High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Carrying amount of long-term debt			$ 28,100	25,700
Altera
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets, net of cash sold (notes 13 and 18)	$ 100,000
Equity Method Investment, Realized Gain (Loss) on Disposal					8,900
Due from Affiliate, Noncurrent	$ 25,000	$ 25,000
Equity Method Investment, Other than Temporary Impairment					64,900
Teekay Tankers
Schedule of Equity Method Investments [Line Items]
Number of Lessors | lessor			1
Equity Method Investment, Other than Temporary Impairment			$ 11,600
Teekay Tankers | High-Q Joint Venture
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest			50.00%
Investments in subsidiaries			$ 13,000	28,600
Equity income			$ (14,100)	5,100	2,300
Percentage of Exposure to Loan Guarantee			50.00%
Teekay Tankers | High-Q Joint Venture | VLCC
Schedule of Equity Method Investments [Line Items]
Number of vessels | vessel			1
Altera
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Realized Gain (Loss) on Disposal					8,900
Equity Method Investment, Other than Temporary Impairment					64,900
Equity income		$ (75,800)	$ 0	$ 0	$ (75,814)